Notes Payable (Tables) - FF Intelligent Mobility Global Holdings Ltd [Member]	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Payable (Tables) [Line Items]
Schedule of notes payable
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Proceeds Allocated to Warrants	Net Carrying Value	Interest Expense for the Three Months Ended June 30, 2021	Interest Expense for the Six Months Ended June 30, 2021
Note payable	Repayment in 10% increments contingent on a specified fundraising event	12.00%	$56,000	$—	$—	$56,000	$2,081	$3,552
Notes payable – NPA tranche	October 6, 2021	10.00%	27,117	5,473	—	32,590	676	1,345
Notes payable(1)	October 6, 2021	14.00%	55,000	11,232	—	66,232	1,920	2,574
Notes payable(7)	June 30, 2021	12.00%	19,100	—	—	19,100	576	1,147
Notes payable(7)	June 30, 2021	1.52%	4,400	—	—	4,400	17	33
Notes payable(7)	June 30, 2021	8.99%	2,240	—	—	2,240	50	100
Notes payable(7)	June 30, 2021	8.00%	300	—	—	300	6	12
Notes payable(2)	October 6, 2021	8.00%	3,750	1,475	—	5,225	149	268
Notes payable(2)	October 6, 2021	15.75%	5,600	2,202	—	7,802	223	282
Notes payable(3)	October 6, 2021	0.00%	18,250	5,241	—	23,491	—	—
Notes payable(3)	December 9, 2022	0.00%	20,000	649	(2,563)	18,086	—	—
Notes payable(3)	December 9, 2022	0.00%	20,000	648	(2,562)	18,086	—	—
Note payable(4)	March 9, 2022	0.00%	15,667	4,499	—	20,166	—	—
Note payable(5)	October 6, 2021	12.75%	15,666	6,160	—	21,826	792	1,197
Notes payable – China various other	Various Dates 2021	6.00%	4,917	—	—	4,917	74	146
Notes payable – China various other	Due on Demand	9.00%	3,715	—	—	3,715	169	335
Notes payable – China various other(6)	Due on Demand	0.00%	5,387	—	—	5,387	—	6
Notes payable – various other notes(7)	June 30, 2021	6.99%	1,260	—	—	1,260	22	44
Notes payable – various other notes(7)	Due on Demand	8.99%	500	—	—	500	11	22
Notes payable – various other notes(7)	June 30, 2021	2.86%	1,500	—	—	1,500	11	21
Notes payable(7)	June 30, 2021	8.00%	11,635	—	—	11,635	232	462
Notes payable	April 17, 2022	1.00%	9,168	—	—	9,168	22	45
			$301,172	$37,579	$(5,125)	$333,626	$7,031	$11,591

(1)	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000, receiving net proceeds of $51,510, inclusive of a 4.00% original issue discount and $90 of debt issuance costs paid directly by the lender. The notes payable are collateralized by a first lien on virtually all tangible and intangible assets of the Company and bear interest at 14% per annum. The notes payable mature on the earliest of (i) March 1, 2022, (ii) October 6, 2021, if the Qualified SPAC Merger contemplated in the Merger Agreement has not been consummated by July 27, 2021, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as a default. The Company has elected the fair value option because the notes include features, such as a contingently exercisable put option, which meet the definition of an embedded derivative. Additionally, the notes payable agreements contain a minimum cash provision, which requires the Company to maintain at least $5,000 of cash on hand at all times. The Company has classified the related $5,000 in Restricted Cash on its unaudited Condensed Consolidated Balance Sheets as of June 30, 2021.

(2)	On January 13, 2021, the Company amended the NPA to permit the issuance of additional notes payable and issued $3,750 of notes payable to Birch Lake, receiving net proceeds of $3,510, inclusive of a 6.50% original issue discount, and $225 of debt issuance costs paid directly by the lender. The additional secured convertible notes payable issued to Birch Lake (“BL Notes”) accrue interest at 8% per annum. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations in the event of a default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement, with 50% of this premium convertible into equity. Birch Lake can demand repayment of the BL Notes if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable (See Note 7. Fair Value of Financial Instruments).

(3)	On January 13, 2021, the Company entered into a notes payable agreement under the NPA, as amended, (“January 13 Notes”) with a US-based investment firm for total principal of $11,250, receiving net proceeds of $10,350, inclusive of an 8% original issue discount and $480 of debt issuance costs paid directly by the lender. The note payable is collateralized by a first lien on virtually all tangible and intangible assets of the Company and bears interest at 0% per annum. The note payable matures on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as an event of default. In the event the Company consummates a Qualified SPAC Merger, an amount equal to 130% of all outstanding principal, accrued and unpaid interest and accrued original issue discount under the notes through (but not including) the date of consummation of the Qualified SPAC Merger will automatically convert into Common Stock of PSAC received by the Company’s Class A ordinary stockholders and the notes and interest shall be deemed satisfied in full and terminated. The Company elected the fair value option for this note payable because the inclusion of a conversion feature that allows the lenders to convert the notes payable into Preferred Stock.

(4)	On January 13, 2021, the Company amended the NPA to increase the principal amount of its $15,000 note payable with a US-based investment firm by $667. The Company received no cash proceeds as the increase in principal was used to pay a consent fee to the US-based investment firm. The Company recorded the consent fee in Interest Expense on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2021. The consent fee permitted the issuance of additional notes payable to the US-based investment firm of $11,250 and $7,000, as described in (3) above.

(5)	On January 13, 2021, the Company amended the NPA to issue an additional note to Birch Lake, with the same terms as its $15,000 note payable to Birch Lake, in the amount of $666. The Company received no cash proceeds as the additional note was used to pay a consent fee to Birch Lake. The Company recorded the consent fee in Interest Expense on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2021. The consent fee permitted the issuance of additional notes payable to Birch Lake of $3,750 and $5,600, as described in (2) above.

(6)	On January 15, 2021, the Company borrowed $102 from a Chinese lender. The unsecured note payable is payable on demand and does not have a stated interest rate.

(7)	As of June 30, 2021, the Company was in default on sixteen of its notes payable with an aggregate principal value of $40,935. The Company is in compliance with all its covenants under the remaining notes payable agreements as of June 30, 2021.

	December 31, 2020
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Gain on Extinguishments	Net Carrying Value
Note payable(1)	Repayment in 10% increments contingent on a specified fundraising event	12.00%	$57,293	$—	$—	$57,293
Notes payable – NPA tranche(2)	October 6, 2021	10.00%	27,118	5,263	—	32,381
Notes payable(3)	June 30, 2021	12.00%	19,100	—	—	19,100
Notes payable(4)	June 30, 2021	1.52%	4,400	—	(102)	4,298
Notes payable(4)	June 30, 2021	8.99%	2,240	—	(5)	2,235
Notes payable(4)	June 30, 2021	8.00%	300	—	(1)	299
Notes payable – China various other(5)	Various Dates 2021	6.00%	4,869	—	(62)	4,807
Notes payable – China various other(5)	Due on Demand	9.00%	3,677	—	(18)	3,659
Notes payable – China various other(5)	Due on Demand	0.00%	4,597	—	—	4,597
Notes payable – various other notes(6)	June 30, 2021	6.99%	1,380	—	(10)	1,370
Notes payable – various other notes(6)	Due on Demand	8.99%	380	—	(1)	379
Notes payable – various other notes(7)	June 30, 2021	2.86%	1,500	—	(29)	1,471
Note payable(8)	March 9, 2021	0.00%	15,000	2,712	—	17,712
Note payable(9)	October 6, 2021	12.75%	15,000	5,972	—	20,972
Notes payable(10)	June 30, 2021	8.00%	11,635	—	(57)	11,578
Notes payable(11)	April 17, 2022	1.00%	9,168	—	—	9,168
			$177,657	$13,947	$(285)	$191,319

	December 31, 2019
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Net Carrying Value
Note payable(1)	Repayment in 10% increments contingent on a specified fundraising event	12.00%	$53,185	$—	$53,185
Notes payable – NPA tranche(2)	May 31 2020	10.00%	26,218	4,935	31,153
Notes payable – NPA tranche(2)	March 6, 2020	10.00%	900	169	1,069
Notes payable(3)	December 31, 2019	12.00%	12,100	—	12,100
Notes payable(3)	Due on Demand	12.00%	7,000	—	7,000
Notes payable(4)	December 31, 2019	1.52%	4,400	—	4,400
Notes payable(4)	July 1, 2020	8.99%	2,240	—	2,240
Notes payable – China various other(5)	Due on Demand	9.00%	3,440	—	3,440
Notes payable – China various other(5)	Various Dates 2020	6.00%	3,155	—	3,155
Notes payable – China various other(5)	Due on Demand	0.00%	4,300	—	4,300
Notes payable – various other notes(6)	Repayment upon new equity or debt financing in an aggregate amount exceeding $50,000	8.99%	500	—	500
Notes payable – various other notes(6)	Due on Demand	6.99%	180	—	180
Notes payable – various other notes(6)	June 3, 2020	6.99%	2,700	—	2,700
Notes payable – various other notes(7)	December 31, 2019	2.86%	1,500	—	1,500
			$121,818	$5,104	$126,922

(1)	In January 2019, upon extinguishment of a portion of the Faraday and Future (HK) Limited related party notes payable, the Company borrowed $54,179 through notes payable from a Chinese lender. The notes payable originally matured on December 31, 2020, bear interest of 12.00% per annum, have no covenants, and are unsecured.

(2)	The Company issued 10% interest notes with various third parties through the NPA:

(3)	The Company issued the following notes with an interest rate of 12.00% per annum.

(4)	The Company issued the following notes with a third party.

(5)	The Company issued notes with various third parties through its operations in China.

(6)	The Company issued the following notes with a third party.

(7)	In October 2018, the Company borrowed $1,500 through a note payable from a U.S. based investment firm. The note originally matured on December 31, 2019, bears interest at 2.86% per annum, has no covenants and is unsecured.

(8)	On September 9, 2020, the Company issued $15,000 of secured convertible promissory notes to a US-based investment firm through entering into a Joinder to the NPA, receiving net proceeds of $13,800, inclusive of an 8% original issue discount. The senior convertible promissory notes bear interest at 0%. The NPA notes mature on the earliest of (i) March 9, 2022, (ii) the Vendor Trust maturity date (See Note 10 Vendor Payables in Trust), as amended, (iii) the maturity of any First Out NPA Notes, which include the notes with Birch Lake and FF Ventures (“First Out Notes”), or (iv) the acceleration of the NPA notes payable pursuant to an event of default.

(9)	On October 9, 2020, the Company entered into a Second A&R NPA with Birch Lake borrowing $15,000 in secured convertible notes payable (“BL Notes”). The BL Notes accrue interest at 12.75% per annum through January 31, 2021 and at 15.75% per annum thereafter. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 4 Fair Value of Financial Instruments. The fair value of the note payable was $20,972 as of December 31, 2020.

(10)	During 2019, a U.S. corporation made deposits of $11,635 with the Company as an advance to purchase FF 91 vehicles. On February 1, 2020, due to production delays the Company entered into a deposit conversion agreement with this corporation to convert the deposit amounts previously paid into a note payable. Upon conversion, the Company reclassified the deposit recorded in other current liabilities as of December 31, 2019 to notes payable as of December 31, 2020. The note matured on December 31, 2020, bears interest at 8.0% per annum, has no covenants and is unsecured.

(11)	On April 17, 2020, the Company received loan proceeds from East West Bank of $9,168 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses. The loans and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The Company is still in the process of applying for forgiveness and no amounts have been forgiven as of December 31, 2020. The note matures April 17, 2022, has no covenants, and is unsecured.

Schedule of fair value of financial instruments
June 30, 2021
Outstanding principal	$55,000
Accrued interest	654
Interest expense	654
Original issue discount	3,490
Debt issuance costs recorded in interest expense	315
Principal payments	—
Interest payments	—
Net proceeds	$51,510

June 30, 2021
Outstanding principal	$9,350
Accrued interest	—
Interest expense	177
Original issue discount	1,132
Debt issuance costs recorded in interest expense	1,502
Principal payments	—
Interest payments	177
Net proceeds	$8,218

June 30, 2021
January 13 and March 12, 2021 Notes:
Outstanding principal	$18,250
Accrued interest	—
Interest expense	—
Original issue discount	1,460
Debt issuance costs recorded in interest expense	480
Principal payments	—
Interest payments	—
Net proceeds	$16,310

June 30, 2021
June 9, 2021 Note 1:
Outstanding principal	$20,000
Accrued interest	—
Interest expense	—
Original issue discount	1,600
Debt issuance costs recorded in interest expense	197
Principal payments	—
Interest payments	—
Net proceeds	$18,203

June 30, 2021
June 9, 2021 Note 2:
Outstanding principal	$20,000
Accrued interest	—
Interest expense	—
Original issue discount	2,600
Debt issuance costs recorded in interest expense	—
Principal payments	—
Interest payments	—
Net proceeds	$17,400

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$57,293	$53,185
Accrued interest	13,769	6,382
Interest expense	7,387	6,382
Unrealized foreign exchange (gain) loss on principal	4,108	(994)
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$8,581	$8,581
Accrued interest	1,418	557
Interest expense	861	557
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	3,000
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$17,637	$17,637
Accrued interest	2,637	879
Interest expense	1,768	879
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	17,637

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$900	$900
Accrued interest	143	42
Interest expense	90	42
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	900

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$10,600	$10,600
Accrued interest	2,547	1,272
Interest expense	1,275	1,272
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	600
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$1,500	$1,500
Accrued interest	587	204
Interest expense	203	204
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$7,000	$7,000
Accrued interest	1,682	840
Interest expense	842	840
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$4,400	$4,400
Accrued interest	314	230
Interest expense	84	50
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$2,240	$2,240
Accrued interest	202	17
Interest expense	185	17
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	2,240

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$300	$—
Accrued interest	23	—
Interest expense	23	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	300	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$3,677	$3,440
Accrued interest	2,314	1,535
Interest expense	637	635
Unrealized foreign exchange (gain) loss on principal	237	(56)
Unrealized foreign exchange (gain) loss on accrued interest	142	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$4,140	$3,155
Accrued interest	569	299
Interest expense	235	303
Unrealized foreign exchange (gain) loss on principal	219	(1)
Unrealized foreign exchange (gain) loss on accrued interest	35	—
Realized foreign exchange (gain) on principal	—	(205)
Principal Payments	—	8,155
Interest Payments	—	—
Proceeds	766	11,515

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$4,597	$4,300
Accrued interest	—	—
Interest expense	—	—
Unrealized foreign exchange (gain) loss on principal	297	(71)
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$729	$—
Accrued interest	19	—
Interest expense	19	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	32	—
Interest payments	—	—
Proceeds	761	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$380	$500
Accrued interest	99	54
Interest expense	45	54
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	120	1,000
Interest payments	—	—
Proceeds	—	1,500

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$—
Accrued interest	4	4
Interest expense	—	4
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	3,600
Interest payments	—	—
Proceeds	—	3,600

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$180	$180
Accrued interest	10	4
Interest expense	6	4
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	180

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$1,200	$2,700
Accrued interest	192	26
Interest expense	171	26
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	1,500	—
Interest payments	5	—
Proceeds	—	2,700

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$1,500	$1,500
Accrued interest	95	52
Interest expense	43	43
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$—
Accrued interest	—	—
Interest expense	—	565
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	17,000
Interest payments	—	565
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$—
Accrued interest	—	—
Interest expense	—	213
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	21,668
Interest payments	—	—
Proceeds	—	15,000

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$—
Accrued interest	—	—
Interest expense	—	208
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	4,200
Interest payments	—	420
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$15,000	$—
Accrued interest	—	—
Interest expense	—	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	15,000	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$15,000	$—
Accrued interest	—	—
Interest expense	366	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	366	—
Proceeds	15,000	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$11,635	$—
Accrued interest	1,177	—
Interest expense	933	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$9,168	$—
Accrued interest	65	—
Interest expense	65	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	9,168	—

Schedule of principal maturities of notes payable
Due on demand	$50,037
2021	186,300
2022	64,835
$301,172

Years ended December 31,
Due on demand	$65,949
2021	102,541
2022	9,168
$177,658